Finance Receivable Sale Agreements	12 Months Ended
Dec. 31, 2017
Transfers and Servicing [Abstract]
Finance Receivable Sale Agreements
NOTE 6 — FINANCE RECEIVABLE SALE AGREEMENTS

Transfer Agreements and Note Purchase and Security Agreements

In January 2016, the Company entered into transfer agreements pursuant to which it sold finance receivables meeting certain underwriting criteria to certain third party purchasers who engage DriveTime as servicer of such receivables. Pursuant to certain note purchase and security agreements, entered into in connection with the transfer agreements, such third party purchasers of receivables issued notes to certain parties, including Delaware Life Insurance Company (“Delaware Life”), in which Mark Walter has a substantial ownership interest. Mark Walter also indirectly controls CVAN Holdings, LLC, an Existing LLC Unitholder, and has non-controlling ownership interests in the other note purchasers under the note purchase and security agreements. Pursuant to the note purchase and security agreements, Delaware Life advanced $63.0 million through December 31, 2016 to the trusts that purchased the Company's automotive finance receivables. Under this agreement through December 31, 2016, the Company had sold all $230.0 million of finance receivables, including approximately $72.4 million of finance receivables repurchased from DriveTime. On February 27, 2017, Delaware Life sold its interest in the notes under the note purchase and security agreements to an unrelated third party, but remains the administrative agent and paying agent for the note purchasers. The Company recognized gain on loan sales of approximately $6.6 million during the year ended December 31, 2016, which is included in other sales and revenues in the accompanying consolidated statements of operations. As of December 31, 2017, there was no unused capacity under the note purchase and security agreements.

Master Purchase and Sale Agreement and Master Transfer Agreement

In December 2016, the Company entered into a master purchase and sale agreement (the "Purchase and Sale Agreement") and a master transfer agreement (the "2016 Master Transfer Agreement") pursuant to which it sells finance receivables meeting certain underwriting criteria to certain third party purchasers, including Ally Bank and Ally Financial (the "Ally Parties"). Through November 2017 under the Purchase and Sale Agreement and the 2016 Master Transfer Agreement, the Company could sell up to an aggregate of $375.0 million, and $292.2 million, respectively, in principal balances of finance receivables subject to adjustment as described in the respective agreements. On November 3, 2017, the Company amended its Purchase and Sale Agreement to increase the aggregate amount of principal balances of finance receivables it can sell from $375.0 million to $1.5 billion. Also on November 3, 2017, the Company terminated the remaining capacity under the 2016 Master Transfer Agreement and replaced this facility by entering into a new master transfer agreement (the "2017 Master Transfer Agreement") with a third party under which the third party has committed to purchase up to an aggregate of $357.1 million in principal balances of finance receivables.

During the year ended December 31, 2017, the Company sold approximately $343.6 million in principal balances of finance receivables under the Purchase and Sale Agreement, and an aggregate of approximately $163.7 million in principal balances of finance receivables under both master transfer agreements. As of December 31, 2017, there was approximately $1.2 billion and $324.9 million of unused capacity under the Purchase and Sale Agreement and the 2017 Master Transfer Agreement, respectively.

The total gain on loan sales related to finance receivables sold to third parties under these agreements during the years ended December 31, 2017 and 2016, was approximately $21.7 million and $0.6 million, respectively, which is included in other sales and revenues in the accompanying consolidated statements of operations.